Share Capital and Share Premium - Schedule of Company’s Share Capital (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of shares [Member]
Schedule of Company’s Share Capital [Line Items]
Shares outstanding, Balance	149,803	101,053
Shares issued for compensation	666,667	1,667
Conversion of preferred shares	419,583	47,083
Liabilities convert to shares	190,200
Face value changes and fractional shares due to reverse stock split	269
Shares outstanding, Balance	1,426,522	149,803	101,053
Authorized Common shares	150,000,000
Issue and fully paid common shares	1,426,522	149,803	101,053
Share capital [Member]
Schedule of Company’s Share Capital [Line Items]
Shares outstanding, Balance	899	606
Shares issued for compensation	1,000	10
Conversion of preferred shares	462	283
Liabilities convert to shares	285
Face value changes and fractional shares due to reverse stock split	(2,503)
Shares outstanding, Balance	143	899	606
Authorized Common shares	15,000
Issue and fully paid common shares	143	899	606
Share premium [Member]
Schedule of Company’s Share Capital [Line Items]
Shares outstanding, Balance	78,959,218	77,965,011
Shares issued for compensation	9,477,350	146,990
Conversion of preferred shares	3,052,038	847,217
Liabilities convert to shares	2,509,715
Face value changes and fractional shares due to reverse stock split	2,503
Shares outstanding, Balance	94,000,824	78,959,218	77,965,011
Authorized Common shares
Issue and fully paid common shares	94,000,824	78,959,218	77,965,011